UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-592-0828

Date of fiscal year end: April 30

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Pebblebrook Fund

October 31, 2005

 (Unaudited)

Pebblebrook Fund

Graphical Illustration

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Pebblebrook Fund

Schedule of Investments
October 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
150	Aon Corp.	$5,077	0.88%

Books: Publishing or Publishing & Printing
200	McGraw-Hill Companies, Inc.	9,788	1.69%

Crude Petroleum & Natural Gas
100	Burlington Resources, Inc.	7,222	1.25%

Electric Services
400	Duke Power Co.	10,592	1.83%

Electronic & Other Electrical Equipment (No Computer Equipment)
200	Emerson Electric Co.	13,910
200	General Electric Co.	6,782
		20,692	3.57%
Federal & Federally-Sponsored Credit Agencies
50	Student Loan Corp.	10,960
100	Student Loan Marketing Association	5,553
		16,513	2.85%
Fire, Marine & Casualty Insurance
100	Allstate Corp.	5,279
100	American International Group, Inc.	6,480
		11,759	2.03%
Food & Kindred Products
100	Nestle SA	7,435
100	Unilever PLC	4,060
		11,495	1.98%
Gold & Silver Ores
100	Barrick Gold Corp.	2,525	0.44%

Grain Mill Products
200	General Mills, Inc.	9,652	1.67%

Heating Equipment, Except Electric & Warm Air; & Plumbing Fixtures
50	Fortune Brands, Inc.	3,798	0.66%

Hospital & Medical Service
200	United Healthcare Corp.	11,578	2.00%

Industrial Inorganic Chemicals
400	Praxair, Inc.	19,764	3.41%

Investment Advice
100	Alliance Capital Management Holding LP	5,293
100	Franklin Resources, Inc.	8,837
		14,130	2.44%

Pebblebrook Fund

Schedule of Investments
October 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Life Insurance
100	HCA Corp.	4,819	0.83%

Measuring & Controlling Devices, NEC
150	Thermo Electron Corp. *	4,528	0.78%

Metal Mining
300	BHP Billiton LTD	9,315	1.61%

Miscellaneous Publishing
125	Proquest Co.*	3,706	0.64%

National & State Commercial Banks
400	Bankamerica Corp.	17,496
275	Citigroup, Inc.	12,590
100	Wells Fargo	6,020
		36,106	6.23%
Natural Gas Transmisison
75	Kinder Morgan, Inc.	6,817	1.18%

Newspapers: Publishing Or Publishing or Printing
100	Gannett, Inc.	6,266	1.08%

Offices Of Holding Companies
6	Berkshire Hathaway Class B *	16,890	2.91%

Operators Of Nonresidential Buildings
100	Forest City Enterprises, Inc. Class A	3,689	0.64%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
50	Zimmer Holdings, Inc. *	3,189	0.55%

Paperboard Products (No Contaners/Boxes)
325	Kimberly Clark Corp.	18,473	3.19%

Perfumes, Cosmetics & Other Toilet Preparations
100	Avon Products, Inc.	2,699
100	Colgate-Palmolive Co.	5,296
		7,995	1.38%
Petroleum Refining
100	British Petroleum Co. Plc +	6,640
400	ConocoPhillips	26,152
400	Exxon Mobil Corp.	22,456
		55,248	9.53%

Pebblebrook Fund

Schedule of Investments
October 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Pharmaceutical Preparations
200	Bristol Myers Squibb Co.	4,234
250	Johnson & Johnson	15,655
125	Lilly, Eli & Co.	6,224
100	Merck & Co., Inc.	2,822
100	Roche Holding LTD	7,480
		36,415	6.28%
Public Building & Related Furniture
100	Johnson Controls, Inc.	6,805	1.17%

Railroads, Line-Haul Operating
100	Burlington Northern Santa Fe	6,206	1.07%

Savings Institution, Federally Chartered
200	Golden West Financial Corp.	11,746
200	Washington Mutual, Inc.	7,920
		19,666	3.39%
Security & Commodity Brokers
50	Chicago Mercantile Exchange	18,258	3.15%

Services-Consumer Credit Reporting and Collection Agencies
200	Equifax, Inc.	6,894
200	Moody's Corp.	10,652
		17,546	3.03%
Services-Prepackaged Software
100	Microsoft Corp.	2,570	0.44%

Specialty Cleaning, Polishing & Sanatation Preparation
100	Clorox Co.	5,412	0.93%

State Commercial Banks
100	State Street Corp.	5,523
150	North Fork Bank	3,801
		9,324	1.62%
Sugar & Confectionery Products
75	Wrigley Wm. Jr. Co.	5,213	0.91%

Surgical & Medical Instruments
100	Baxter International, Inc.	3,823	0.66%

Telephone Communications (No Radiotelephone)
400	SBC Communications Capital Corp.	9,540	1.65%

Title Insurance
110	Fidelity National Financial, Inc.	4,121	0.71%

TOTAL COMMON STOCK (COST $378,412)		$476,525	82.22%

Pebblebrook Fund

Schedule of Investments
October 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
50	Alexandria Real Estate Equities, Inc.	4,042
100	Equity Office Properties Trust	3,080
200	John Wiley Class A	7,840
100	Public Storage, Inc.	6,620
		21,582	3.72%

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $14,842)		21,582	3.72%

CASH EQUIVALENTS
72,324	First American Prime Obligation Fund Cl A 2.04% **	72,324	12.48%
	(Cost $72,324)

	TOTAL INVESTMENTS (Cost $465,578)	$570,431	98.42%

	Other Assets Less Liabilities	$9,130	1.58%

	Net Assets	$579,561	100.00%

*  Non-Income Producing Security

** Variable Rate Security; The Coupon Rate shown represents the rate at October 31, 2005.

+ ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Assets and Liabilities
October 31, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$ 570,431
(Cost - $465,578)
Cash	6,397
Receivables:
Securities Sold	3,382
Dividends and Interest	862
Total Assets	581,072
Liabilities:
Advisory Fees Payable	1,511
Total Liabilities	1,511

Net Assets	$ 579,561

Net Assets Consist of:
Capital Paid In	$ 470,420
Accumulated Undistributed Net Investment Income	4,296
Accumulated Realized Gain (Loss) on Investments - Net	(8)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	104,853
Net Assets, for 23,430 Shares Outstanding
(1,000,000 shares authorized, $.01 par value)	$ 579,561

Net Asset Value Offering Price and Redemption Price
Per Share ($579,561/23,430 shares)	$ 24.74

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Operations
For the six months ended October 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 5,109
Interest	1,367
Total Investment Income	6,476
Expenses: (Note 3)
Management Fees	4,509
Total Expenses	4,509

Net Investment Income	1,967

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	1,032
Change in Unrealized Appreciation (Depreciation) on Investments	28,966
Net Realized and Unrealized Gain (Loss) on Investments	29,998

Net Increase (Decrease) in Net Assets from Operations	$ 31,965

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Changes in Net Assets
	(Unaudited)
	5/1/2005	5/1/2004
	to	to
	10/31/2005	4/30/2005
From Operations:
Net Investment Income (Loss)	$ 1,967	$ 4,345
Net Realized Gain (Loss) on Investments	1,032	(1,040)
Change in Net Unrealized Appreciation (Depreciation)	28,966	50,243
Increase (Decrease) in Net Assets from Operations	31,965	53,548
From Distributions to Shareholders:
Net Investment Income	0	(2,320)
Net Realized Gain from Security Transactions	0	(720)
Net Change in Net Assets from Distributions	0	(3,040)

From Capital Share Transactions:
Proceeds From Sale of Shares	17,447	63,974
Shares Issued on Reinvestment of Dividends	0	3,040
Cost of Shares Redeemed	(66,834)	(48,903)
Net Increase (Decrease) from Shareholder Activity	(49,387)	18,111

Net Increase (Decrease) in Net Assets	(17,422)	68,619

Net Assets at Beginning of Period	596,983	528,364
Net Assets at End of Period (including accumulated undistributed
net investment income of $4,296 and $2,329, respectively)	$ 579,561	$ 596,983

Share Transactions:
Issued	716	2,920
Reinvested	0	133
Redeemed	(2,700)	(2,144)
Net increase (decrease) in shares	(1,984)	909
Shares outstanding beginning of period	25,414	24,505
Shares outstanding end of period	23,430	25,414

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Financial Highlights
Selected data for a share outstanding throughout the period:
	(Unaudited)
	5/1/2005		5/1/2004	6/23/2003 (a)
	to		to	to
	10/31/2005		4/30/2005	4/30/2004
Net Asset Value -
Beginning of Period	$ 23.49		$ 21.56	$ 20.00
Net Investment Income/(Loss) (b)	0.08		0.17	0.03
Net Gains or Losses on Securities
(realized and unrealized)	1.09		1.88	1.55
Total from Investment Operations	1.17		2.05	1.58

Distributions (From Net Investment Income)	0.00		(0.09)	(0.02)
Distributions (From Capital Gains)	0.00		(0.03)	(0.01)
Total Distributions	0.00		(0.12)	(0.03)

Net Asset Value -
End of Period	$ 24.66		$ 23.49	$ 21.56
Total Return (c)	5.32%		9.51%	7.93%	(d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	580		597	528

Ratio of Expenses to Average Net Assets	1.50%	(e)	1.50%	1.50%
Ratio of Net Income to Average Net Assets	0.65%	(e)	0.75%	0.18%

Portfolio Turnover Rate	6.79%	(e)	0.98%	21.32%

(a) Commencement of operations.
(b) Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Not Annualized
(e) Annualized

The accompanying notes are an integral part of the financial statements.

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2005

1.) ORGANIZATION
The Pebblebrook Fund, Inc. (the “Fund”) was organized as a non-diversified mutual fund on May 21, 2003 and commenced operations on June 23, 2003.  The Fund is an open-end investment company established under the laws of Texas by Articles of Incorporation dated January 30, 2003. The Pebblebrook Fund is a value fund seeking capital appreciation. Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
The Fund’s investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Adviser, subject to the review and oversight, of the Fund’s Board of Directors. The Fund may use pricing services to determine market value.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to Shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
Security transactions are recorded on trade date.  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Cross Investment Management, LLC. (“the Adviser”).  The Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Fund’s Board of Directors. Under the investment advisory agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund.  For the six months ended October 31, 2005, the Adviser received management fees totaling $4,509.  At October 31, 2005, the Fund owed the Adviser $1,511. The Adviser pays all operating expenses of the Fund with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses.  For its services, the Adviser receives an annual investment management fee of 1.50% of the average daily net assets of the Fund.

Control persons of the Adviser also serve as directors/officers of the Fund.  These individuals receive benefits from management fees paid to the Adviser of the Fund.  The Fund has entered into agreements with Mutual Shareholder Services (“MSS”) for the fund accounting and transfer agency services. An officer and shareholder of MSS is also an officer of the Fund.  Fees paid to MSS are paid by the Adviser.

4.)

CAPITAL STOCK

The authorized capitalization of the Fund consists of 1,000,000 shares of common stock of $0.01 par value per share. Paid in capital at October 31, 2005 was $470,420 representing 23,430 shares outstanding.  During the year, the Fund inadvertently failed to file an updated prospectus with the Securities and Exchange Commission. Accordingly, it should not have sold shares to the public until such update was filed.

5.)

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $51,646 and $16,410 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2005 was $465,578.

At October 31, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$116,703	($11,850)	$104,853

6.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2005, Bill Cross and related family members, in aggregate, owned more than 47.61% of the Pebblebrook Fund.

 7.)

 DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended October 31, 2005 and the fiscal year end April 30, 2005 were as follows:

Distributions from:	For Six Months Ended October, 31 2005	For the Fiscal Year Ended April 30, 2005
Net Investment Income	$0	$2,320
Short-Term Capital Gain	0	720
Long-Term Capital Gain	0	0
	$0	$3,040

As of October 31, 2005 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 4,296
Undistributed capital gain/ (accumulated losses)	(8)
Unrealized appreciation/ (depreciation)	104,853
$109,141

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of post-October losses.

PEBBLEBROOK FUND, INC.

EXPENSE ILLUSTRATION (UNAUDITED)

OCTOBER 31, 2005

Expense Example

As a shareholder of the Pebblebrook Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2005 through October 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2005	October 31, 2005	May 1, 2005 to October 31, 2005

Actual	$1,000.00	$1,053.21	$7.76
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PEBBLEBROOK FUND, INC.

ADDITIONAL INFORMATION (UNAUDITED)

OCTOBER 31, 2005

Directors and Officers

The Board of Directors supervises the business activities of the Fund. Each Director serves as a director until the termination of the Fund unless the Director dies, resigns, retires or is removed. The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

"Interested" Directors

Name, Address and Age	Position Held	Year First Elected a Director and/or Officer of the Fund	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Bill Cross 48 Pebblebrook Fund, Cross Investment Management, LLC 13047 Pebblebrook Drive Houston, Texas 77079	President and Director	2003	Private Client Consultant, Director, Sales Manager, Manager – Charles Schwab & Co., Inc.	One	None

The following table provides information regarding each Director who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

"Non-Interested" Directors

Name, Address and Age	Position Held	Year First Elected a Director and/or Officer of the Fund	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Deanna Sullivan 48 5511 Beverly Hill Houston, Texas 77056	Director	2003	Partner – Arthur Andersen Consultant	One	None
Curt Frisby 47 2009 Dryden Houston, Texas 77030	Director	2003	Account Manager – Marmon Keystone	One	None

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies through June 30, 2005, are available without charge upon request by (1) calling the Fund at (800) 839-6587 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on July 31 and January 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on September 30, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 800-839-6587.

Board of Directors

Bill Cross

Deanna Sullivan
Curt Frisby

Investment Adviser

Cross Investment Management, LLC

13047 Pebblebrook Drive

Houston, Texas 77079

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd. Suite C

Brecksville, OH 44141

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Parkway, Suite 1250

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Pebblebrook Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 2, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date January 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date January 4, 2006

* Print the name and title of each signing officer under his or her signature.